Share-based compensation - Incentive Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 362,868	¥ 166,161	¥ 223,345
Exercised	10,802,458
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 362,868	¥ 166,161	¥ 211,947
Unrecognized compensation expense	¥ 563,615
Unrecognized compensation cost is expected to be recognized over a weighted-average period (in years)	1 year 3 months 7 days
Equity Incentive Plans | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	5,897,276	10,011,093	1,115,739
Exercised	11,364,636	9,648,928	0
Equity Incentive Plans | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	469,719	0	0